Interim Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2021
Cash flows from operating activities:
Net Loss	$ (849)	$ (147)	$ (68)		$ (329)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	12	1		[1]	3
Share based compensation	58	0
Increase in operating lease liabilities	(6)	0	0		2
Share-based to service provider	65	0
Decrease in other liabilities	(3)	0	0		[1]
Exchange rate differences from stockholders' loans	(6)	0
Accrued interest from stockholder loans from a major stockholder	16	8	2		13
Increase in trade account receivable and other receivables	(48)	(12)	(4)		(15)
Increase in trade accounts payable and other account payables			12		121
Increase in accounts payable and accrued expenses	404	23
Increase (decrease) in inventory	8	(36)	0		(74)
Net cash used in operating activities	(349)	(163)	(58)		(279)
Cash flows from investing activities:
Purchase of property and equipment	(26)	(28)	(1)		(27)
Net cash used in investing activities	(26)	(28)	(1)		(27)
Cash flows from financing activities:
Short-term credit	(11)	71	0		96
Issuance of common stock				[1]	501
Loans received from a major stockholder	0	117	62		177
Net cash provided by financing activities	(11)	188	62		774
Increase Decrease in cash and cash equivalents	(386)	(3)	3		468
Cash and cash equivalents at beginning of period	471	3	0		3
Cash and cash equivalents at end of period	85	0	3		471
Non-cash activities:
Right-of-use asset recognized with corresponding lease liability			0		60
Intangible assets recognized with corresponding other liability	6	0	0		32
Reverse recapitalization effect on equity	$ (60)	$ 0
Purchase of property and equipment in credit			$ 0		$ 12

[1]	Represents an amount lower than 1 USD